ACQUISITION OF ZHEJIANG ORDINARY SMILE	12 Months Ended
Dec. 31, 2025
ACQUISITION OF ZHEJIANG ORDINARY SMILE
ACQUISITION OF ZHEJIANG ORDINARY SMILE

5.ACQUISITION OF ZHEJIANG ORDINARY SMILE

On December 2, 2025, the Company, through Zhejiang Kaixin Auto, entered into a securities purchase agreement with the sole shareholder of the Zhejiang Ordinary Smile (the “Seller”) and AUTOA2A, LTD (the “Escrow Agent”). Pursuant to the securities purchase agreement, Zhejiang Kaixin Auto agreed to acquire 100% equity interest in Zhejiang Ordinary Smile in exchange for share consideration of up to an aggregate of 15 million newly issued Class A ordinary shares. Zhejiang Ordinary Smile engages in automobile wholesale and retail business. The 15 million newly issued Class A ordinary shares shall be held in escrow and be released in five tranches subject to a five-year-performance targets as the following:

-	December 1, 2025 to November 30, 2026, the Target Company shall generate audited revenue of not less than RMB 665,000,000.
-	December 1, 2026 to November 30, 2027, the Target Company shall generate audited revenue of not less than RMB 732,000,000.
-	December 1, 2027 to November 30, 2028, the Target Company shall generate audited revenue of not less than RMB 805,000,000.
-	December 1, 2028 to November 30, 2029, the Target Company shall generate audited revenue of not less than RMB 885,000,000.
-	December 1, 2029 to November 30, 2030, the Target Company shall generate audited revenue of not less than RMB 974,000,000.

The share consideration is subject to adjustment. If the Seller fails to meet the agreed performance target in any assessment period, the number of shares released for such period (one-fifth of the Consideration Shares) will be deducted according to an agreed formula. Such deducted share consideration will be cancelled by the Company. Conversely, if in any assessment period Zhejiang Ordinary Smile exceeds the performance target by more than 50%, such excess revenue can be credited to offset prior shortfalls in any previous performance assessment period. During the five-year-performance assessment period, the sole shareholder of shall be entitled to receive dividends declared by the Company and vote rights.

The 15,000,000 newly issued Class A ordinary shares are determined as contingent consideration in connection with the acquisition. The number of ordinary shares released from the 15,000,000 ordinary shares depends on the ratio of actual revenue result of the Company, for five years, to the benchmark amount, which is classified as an equity. On December 2, 2025, the Company engaged a professional valuation team to estimate fair value of 15,000,000 ordinary shares at $28,812, using discounted cash flow method.

The following table summarizes the estimated fair values of the identifiable assets acquired at the acquisition date. The following is a reconciliation of the fair value of major classes of assets acquired and liabilities assumed which comprised of net tangible assets on December 2, 2025.

December 2,
2025
Customer relationship	$10,100
Goodwill	21,237
Deferred tax liabilities	(2,525)
Total purchase consideration	$28,812